RELATED PARTIES - Balances of related parties' transactions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Total advances for property, plant and equipment, related parties	₽ 1,109	₽ 3,866
Total carrying value of right-of-use assets, related parties	4,957	4,526
Total other investments, related parties	327
Total investments in shares, related parties	202	149
Accounts receivable, non-current	5,209	10,787
Total bank loans to customers, related parties, non-current	2,856	4,150
Accounts receivable, current	8,980	5,872
Total bank loans to customers, related parties, current	5,162	1,677
Total short-term investments in related parties	3	246
Total advances paid and prepaid expenses, related parties	1,526
Total loans receivable to related parties, non-current	11
Total lease obligations, related parties, non-current	4,878	5,160
Total bank deposits and liabilities, related parties, non-current	124	153
Total dividends payable, related parties	3	11,747
Total accounts payable, related parties, current	3,146	558
Total loans receivable to related parties, current	1,792	688
Total lease obligation, related parties, current	738	763
Total bank deposits and liabilities, related parties, current	52,248	41,198
Sistema's subsidiaries
RELATED PARTIES
Total advances for property, plant and equipment, related parties	1,096	2,501
Total carrying value of right-of-use assets, related parties	4,845	4,386
Total other investments, related parties	253
Total investments in shares, related parties	117	149
Accounts receivable, non-current	5,209	8,153
Total bank loans to customers, related parties, non-current	1,480	1,277
Accounts receivable, current	4,571	2,652
Total bank loans to customers, related parties, current	464	81
Total short-term investments in related parties	3	246
Total advances paid and prepaid expenses, related parties	1,518
Total loans receivable to related parties, non-current	11
Total lease obligations, related parties, non-current	4,801	5,069
Total dividends payable, related parties	3	3,338
Total accounts payable, related parties, current	1,631	290
Total loans receivable to related parties, current	16
Total lease obligation, related parties, current	724	743
Total bank deposits and liabilities, related parties, current	10,752	4,030
Sistema's associates
RELATED PARTIES
Total advances for property, plant and equipment, related parties	13	1,365
Total carrying value of right-of-use assets, related parties	93	108
Total bank loans to customers, related parties, non-current	1,376	2,873
Accounts receivable, current	57	22
Total bank loans to customers, related parties, current	2,819	105
Total lease obligations, related parties, non-current	66	81
Total accounts payable, related parties, current	553	114
Total lease obligation, related parties, current	13	17
Total bank deposits and liabilities, related parties, current	2,689	2,502
The Group's associates
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	11	26
Total other investments, related parties	74
Total investments in shares, related parties	85
Accounts receivable, current	1,397	562
Total lease obligations, related parties, non-current	4	5
Total accounts payable, related parties, current	958	154
Total loans receivable to related parties, current	1,776	688
Total lease obligation, related parties, current	1	3
Total bank deposits and liabilities, related parties, current	415	2,679
Sistema
RELATED PARTIES
Accounts receivable, non-current		2,634
Accounts receivable, current	2,829	2,634
Total bank loans to customers, related parties, current	1,831	1,440
Total dividends payable, related parties		8,409
Total bank deposits and liabilities, related parties, current	3,218	242
Key management personnel of the Group and its parent
RELATED PARTIES
Total bank loans to customers, related parties, current	48	51
Total bank deposits and liabilities, related parties, non-current	124	153
Total bank deposits and liabilities, related parties, current	34,708	31,481
Other related parties
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	8	6
Accounts receivable, current	126	2
Total advances paid and prepaid expenses, related parties	8
Total lease obligations, related parties, non-current	7	5
Total accounts payable, related parties, current	4
Total bank deposits and liabilities, related parties, current	₽ 466	₽ 264